Exhibit 99.1-1

	TOTAL EXCEPTION SUMMARY
#	Category	Tested Securitization Population	# of Exceptions in Sample Population	# of HECMs with an Exception	% of Sample HECM Population with Exception
2	Data Integrity - MIP Rate	406	0	0	0.00%
3	Data Integrity - Current UPB	406	0	0	0.00%
4	Data Integrity - Current Interest Rate	406	2	2	0.49%
5	Data Integrity - Marketable Title Date	10	7	7	70.00%
6	Data Integrity - Loan Status	406	31	31	7.64%
7	Data Integrity - Max Claim Amount	406	0	0	0.00%
8	Data Integrity - Called Due Date	311	90	90	28.94%
9	Data Integrity - UPB at Called Due Date	311	68	68	21.86%
10	Data Integrity - Original Note Rate	406	2	2	0.49%
11	Data Integrity - Margin (on adjustable rate loans)	341	0	0	0.00%
12	Data Integrity - Index (on adjustable rate loans)	341	0	0	0.00%
13	Data Integrity - Debenture Rate	406	0	0	0.00%
14	Data Integrity - Foreclosure First Legal Date	126	34	34	26.98%
15	Data Integrity - Closing Date	406	2	2	0.49%
16	Data Integrity - Amortization Type	406	0	0	0.00%
17	Data Integrity - FHA Case Number	406	0	0	0.00%
18	Data Integrity - Original Principal Limit	406	5	5	1.23%
19	FHA Insurance	2681	6	6	0.22%
20	Valuation Integrity	406	171	171	42.12%
21	Property Inspections	396	292	292	73.74%
22	Borrower's Age	396	44	44	11.11%
23	Property Preservation to Allowable Limit	382	35	35	9.16%
24	Tax and Insurance Disbursement Verification*	317	11	11	3.47%
25	Corporate Advance Disbursement Verification*	394	76	76	19.29%
26	Blacknight Order	1874	0	0	0.00%
27	BPO Order	336	14	14	4.17%
	*individual disbursement transactions on loans within the sample population